Commitments and Contingencies - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right-of-use lease assets	$ 25,053	$ 89,020
Operating lease liabilities, current	26,083	33,685
Operating lease liabilities, noncurrent		23,832
Total operating lease liabilities	$ 26,083	$ 57,517